Fair Value Measurements (Reconciliation Of Financial Instruments Classified As Level 3) (Details) - Derivative Financial Instruments, net Liabilities [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 4,133	$ 2,249	$ 2,598
Unrealized losses recognized in earnings	16	15	11
Issuances	15,710	13,621	8,832
Settlements	(13,764)	(11,752)	(9,192)
Ending balance	6,095	4,133	2,249
Indianapolis Power And Light Company [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4,133	2,249	2,598
Unrealized losses recognized in OCI			11
Unrealized losses recognized in earnings	16	15
Issuances	15,710	13,621	8,832
Settlements	(13,764)	(11,752)	(9,192)
Ending balance	$ 6,095	$ 4,133	$ 2,249